Inventories (Tables)	9 Months Ended
Sep. 30, 2018
Classes of current inventories [abstract]
Schedule of Inventories
	September 30,	December 31,
	2018	2017

Concentrates	$1,230	$1,391
Ore stockpiles	1,436	2,877
Spare parts and supplies	5,584	5,098
	$8,250	$9,366